Financial Investments - Contractual maturities and weighted average yields of investment debt securities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Amortised cost	$ 481,874	$ 436,959
Financial assets	2,880,751	2,621,427
Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	402,054	357,577
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	281,467	260,536
Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	76,882
Financial assets	76,882	75,259
US Treasury
Disclosure of financial assets [line items]
Amortised cost	75,531	79,633
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	19,851	26,356
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	10,691	8,070
UK Government
Disclosure of financial assets [line items]
Amortised cost	28,094	28,621
Hong Kong Government
Disclosure of financial assets [line items]
Amortised cost	55,483	47,824
Other governments
Disclosure of financial assets [line items]
Amortised cost	178,091	140,510
Asset-backed securities
Disclosure of financial assets [line items]
Amortised cost	2,708	2,954
Corporate debt and other securities
Disclosure of financial assets [line items]
Amortised cost	110,015	101,750
Not later than one year | Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	71,831
Financial assets	72,250	61,833
Not later than one year | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	6,135
Financial assets	6,135	5,472
Not later than one year | US Treasury | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 6,596
Yield	1.20%
Not later than one year | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,769
Yield	0.10%
Not later than one year | US Government agencies | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Not later than one year | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Not later than one year | US Government-sponsored entities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 30
Yield	2.80%
Not later than one year | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 110
Yield	2.50%
Not later than one year | UK Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,765
Yield	1.50%
Not later than one year | Hong Kong Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 84
Yield	1.60%
Not later than one year | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 13
Yield	3.00%
Not later than one year | Other governments | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 51,507
Yield	1.70%
Not later than one year | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 179
Yield	3.40%
Not later than one year | Asset-backed securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 18
Yield	2.90%
Not later than one year | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Not later than one year | Corporate debt and other securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 10,831
Yield	2.10%
Not later than one year | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2,064
Yield	3.30%
1 to 5 years | Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 127,497
Financial assets	131,859	123,740
1 to 5 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	16,499
Financial assets	16,497	14,395
1 to 5 years | US Treasury | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 22,945
Yield	1.60%
1 to 5 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 4,618
Yield	1.60%
1 to 5 years | US Government agencies | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 95
Yield	1.80%
1 to 5 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 9
Yield	3.80%
1 to 5 years | US Government-sponsored entities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 789
Yield	2.20%
1 to 5 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 258
Yield	2.70%
1 to 5 years | UK Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 5,126
Yield	0.80%
1 to 5 years | Hong Kong Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 247
Yield	1.60%
1 to 5 years | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 23
Yield	1.60%
1 to 5 years | Other governments | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 62,587
Yield	2.30%
1 to 5 years | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 370
Yield	4.10%
1 to 5 years | Asset-backed securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 93
Yield	1.40%
1 to 5 years | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
1 to 5 years | Corporate debt and other securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 35,615
Yield	1.40%
1 to 5 years | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 11,221
Yield	3.40%
5 to 10 years | Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 40,788
Financial assets	42,168	42,831
5 to 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	19,437
Financial assets	19,439	21,431
5 to 10 years | US Treasury | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 15,618
Yield	1.50%
5 to 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,003
Yield	2.00%
5 to 10 years | US Government agencies | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 43
Yield	2.80%
5 to 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 13
Yield	4.50%
5 to 10 years | US Government-sponsored entities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,988
Yield	2.50%
5 to 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 436
Yield	2.20%
5 to 10 years | UK Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 6,220
Yield	0.20%
5 to 10 years | Hong Kong Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 167
Yield	1.80%
5 to 10 years | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 118
Yield	2.60%
5 to 10 years | Other governments | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 8,184
Yield	1.60%
5 to 10 years | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 426
Yield	3.80%
5 to 10 years | Asset-backed securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 399
Yield	1.80%
5 to 10 years | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
5 to 10 years | Corporate debt and other securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 7,169
Yield	1.80%
5 to 10 years | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 15,441
Yield	3.40%
Over 10 years | Debt securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 33,552
Financial assets	35,190	32,132
Over 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	34,811
Financial assets	34,812	$ 33,961
Over 10 years | US Treasury | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 4,195
Yield	2.30%
Over 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 969
Yield	2.80%
Over 10 years | US Government agencies | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 12,608
Yield	1.80%
Over 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 7,084
Yield	2.60%
Over 10 years | US Government-sponsored entities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 4,968
Yield	1.80%
Over 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 1,112
Yield	3.30%
Over 10 years | UK Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 4,910
Yield	2.30%
Over 10 years | Hong Kong Government | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Over 10 years | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 12
Yield	4.80%
Over 10 years | Other governments | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,089
Yield	4.30%
Over 10 years | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 1,011
Yield	4.20%
Over 10 years | Asset-backed securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,199
Yield	1.20%
Over 10 years | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2
Yield	6.00%
Over 10 years | Corporate debt and other securities | Debt securities measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,583
Yield	3.40%
Over 10 years | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 24,621
Yield	3.80%